Financial results (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses
Interest on loans and financing	BRL (966,598)	BRL (608,661)	BRL (470,139)
Loan commissions	(60,617)	(26,647)	(10,773)
Others	(135,402)	(116,402)	(88,881)
Total financial expenses	(1,162,617)	(751,710)	(569,793)
Capitalized financing costs	139,645	108,668	9,147
Financial income
Financial investment earnings	342,418	199,104	131,641
Others	77,011	83,361	90,038
Total financial income	419,429	282,465	221,679
Gains (losses) on derivative financial instruments
Gain	892,932	1,373,215	665,554
Losses	(655,371)	(672,288)	(1,495,682)
Total gains (losses) on derivative financial instruments	237,561	700,927	(830,128)
Foreign exchange and losses
Loans and financing	(232,960)	1,716,123	(3,033,221)
Other assets and liabilities	(44,098)	(331,588)	526,198
Total foreign exchange and losses	(277,058)	1,384,535	(2,507,023)
Net financial result	BRL (782,685)	BRL 1,616,217	BRL (3,685,265)